Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 02, 2017
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Oct. 02, 2017
Document Effective Date	Oct. 02, 2017
Prospectus Date	Oct. 02, 2017
Brown Advisory Mid-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	BMIDX